Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Notes to Consolidated Financial Statements [Abstract]
Summary of Inventories	2021 2020 Product purchased for resale 4,889 3,655 Finished products 410 384 Intermediate products 206 227 Raw materials 337 215 Materials and supplies 486 449 6,328 4,930